John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 97.5%		$21,829,174,330
(Cost $15,861,572,483)
Consumer discretionary 12.2%		2,736,162,636
Automobile components 0.6%
Gentex Corp.	4,375,769	125,715,843
Automobiles 0.4%
Harley-Davidson, Inc.	2,977,709	89,718,372
Broadline retail 1.2%
eBay, Inc.	4,225,728	261,783,850
Diversified consumer services 1.6%
frontdoor, Inc. (A)	3,247,192	177,523,987
H&R Block, Inc.	3,263,389	172,437,475
Hotels, restaurants and leisure 2.9%
Boyd Gaming Corp.	2,420,595	175,589,961
Churchill Downs, Inc.	1,276,719	170,493,055
Darden Restaurants, Inc.	478,083	89,253,315
Wyndham Hotels & Resorts, Inc.	2,247,131	226,488,333
Household durables 2.3%
Garmin, Ltd.	431,024	88,903,010
Lennar Corp., Class A	477,978	65,181,860
NVR, Inc. (A)	21,842	178,643,534
Tempur Sealy International, Inc.	3,185,995	180,614,057
Specialty retail 2.5%
AutoZone, Inc. (A)	122,818	393,263,236
Ross Stores, Inc.	1,166,352	176,434,067
Textiles, apparel and luxury goods 0.7%
Ralph Lauren Corp.	710,532	164,118,681
Consumer staples 3.1%		692,951,301
Beverages 1.0%
Coca-Cola Consolidated, Inc.	12,566	15,833,034
Coca-Cola Europacific Partners PLC	1,708,788	131,252,006
Primo Brands Corp., Class A	2,578,445	79,338,753
Consumer staples distribution and retail 1.3%
Maplebear, Inc. (A)	1,949,898	80,764,775
Sysco Corp.	1,214,888	92,890,336
U.S. Foods Holding Corp. (A)	1,837,421	123,952,421
Food products 0.8%
Lamb Weston Holdings, Inc.	2,527,607	168,919,976
Energy 5.4%		1,204,049,346
Energy equipment and services 1.0%
Halliburton Company	3,496,521	95,070,406
Weatherford International PLC	1,662,479	119,083,371
Oil, gas and consumable fuels 4.4%
Chord Energy Corp.	1,321,034	154,455,295
Diamondback Energy, Inc.	1,341,610	219,795,966
EQT Corp.	4,596,610	211,949,687
Marathon Petroleum Corp.	711,586	99,266,247
Phillips 66	851,076	96,963,089
Range Resources Corp.	5,766,128	207,465,285
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 18.0%		$4,040,711,148
Banks 3.5%
East West Bancorp, Inc.	1,535,228	147,013,433
Fifth Third Bancorp	8,321,570	351,835,980
Huntington Bancshares, Inc.	17,526,924	285,163,053
Capital markets 7.2%
Affiliated Managers Group, Inc.	858,145	158,688,173
Ameriprise Financial, Inc.	981,395	522,524,140
Evercore, Inc., Class A	1,006,708	279,049,391
LPL Financial Holdings, Inc.	1,198,005	391,160,613
The Carlyle Group, Inc.	5,139,901	259,513,601
Consumer finance 2.4%
Discover Financial Services	745,139	129,080,429
SLM Corp.	5,624,739	155,130,302
Synchrony Financial	4,171,073	271,119,745
Financial services 1.4%
Fidelity National Information Services, Inc.	1,751,215	141,445,636
Rocket Companies, Inc., Class A (A)(B)	8,959,251	100,881,166
Voya Financial, Inc.	976,216	67,192,947
Insurance 3.5%
Aon PLC, Class A	479,244	172,125,275
First American Financial Corp.	1,418,951	88,599,300
Markel Group, Inc. (A)	140,755	242,975,504
RenaissanceRe Holdings, Ltd.	527,781	131,317,191
The Travelers Companies, Inc.	605,651	145,895,269
Health care 4.2%		936,404,112
Health care equipment and supplies 0.4%
Solventum Corp. (A)	1,210,351	79,955,787
Health care providers and services 3.0%
Cencora, Inc.	1,495,027	335,902,666
Humana, Inc.	597,631	151,624,961
Molina Healthcare, Inc. (A)	658,829	191,752,180
Life sciences tools and services 0.8%
Avantor, Inc. (A)	4,286,925	90,325,510
ICON PLC (A)	414,110	86,843,008
Industrials 24.9%		5,581,079,144
Aerospace and defense 5.3%
BWX Technologies, Inc.	697,658	77,712,125
Curtiss-Wright Corp.	564,710	200,398,638
Howmet Aerospace, Inc.	3,930,817	429,913,455
L3Harris Technologies, Inc.	879,247	184,888,059
Textron, Inc.	3,813,275	291,677,405
Air freight and logistics 1.1%
Expeditors International of Washington, Inc.	2,199,333	243,620,116
Building products 3.4%
Allegion PLC	1,951,480	255,019,406
Builders FirstSource, Inc. (A)	435,772	62,284,892
Masco Corp.	3,186,838	231,268,834
Masterbrand, Inc. (A)	3,702,712	54,096,622
Resideo Technologies, Inc. (A)	4,453,851	102,661,266
UFP Industries, Inc.	475,868	53,606,530
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Industrials (continued)
Commercial services and supplies 0.9%
RB Global, Inc.	2,390,947	$215,687,329
Electrical equipment 2.3%
AMETEK, Inc.	1,276,296	230,065,117
Generac Holdings, Inc. (A)	1,379,211	213,846,666
Sensata Technologies Holding PLC	2,637,639	72,271,309
Ground transportation 2.1%
Landstar System, Inc.	775,422	133,264,025
Norfolk Southern Corp.	1,429,715	335,554,111
Machinery 3.7%
Dover Corp.	982,018	184,226,577
Fortive Corp.	2,424,605	181,845,375
ITT, Inc.	672,123	96,032,934
Parker-Hannifin Corp.	417,356	265,450,937
Watts Water Technologies, Inc., Class A	458,037	93,118,922
Passenger airlines 0.7%
Alaska Air Group, Inc. (A)	2,484,747	160,887,368
Professional services 4.1%
Equifax, Inc.	724,353	184,601,362
Jacobs Solutions, Inc.	724,142	96,759,854
Leidos Holdings, Inc.	769,935	110,916,836
Robert Half, Inc.	3,035,321	213,868,718
Science Applications International Corp.	1,125,624	125,822,251
SS&C Technologies Holdings, Inc.	2,468,394	187,054,897
Trading companies and distributors 1.3%
Beacon Roofing Supply, Inc. (A)	1,454,299	147,727,692
Ferguson Enterprises, Inc.	389,030	67,523,937
MSC Industrial Direct Company, Inc., Class A	1,036,358	77,405,579
Information technology 10.0%		2,242,410,216
Electronic equipment, instruments and components 5.1%
Arrow Electronics, Inc. (A)	947,726	107,206,765
Flex, Ltd. (A)	7,971,052	306,008,686
Keysight Technologies, Inc. (A)	1,406,184	225,875,336
TE Connectivity PLC	1,025,596	146,629,460
Zebra Technologies Corp., Class A (A)	905,416	349,689,768
IT services 0.4%
Cognizant Technology Solutions Corp., Class A	1,272,076	97,822,644
Semiconductors and semiconductor equipment 0.8%
Lam Research Corp.	1,200,432	86,707,203
Microchip Technology, Inc.	1,830,772	104,994,774
Software 2.5%
Check Point Software Technologies, Ltd. (A)	1,712,597	319,741,860
Gen Digital, Inc.	3,226,933	88,353,426
InterDigital, Inc.	758,117	146,862,425
Technology hardware, storage and peripherals 1.2%
Dell Technologies, Inc., Class C	824,802	95,050,182
NetApp, Inc.	1,442,692	167,467,687
Materials 6.7%		1,492,136,953
Chemicals 2.3%
CF Industries Holdings, Inc.	2,396,960	204,508,627
DuPont de Nemours, Inc.	1,576,906	120,239,083
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Olin Corp.	2,739,460	$92,593,748
The Mosaic Company	3,645,402	89,603,981
Containers and packaging 2.6%
Avery Dennison Corp.	669,591	125,300,564
Ball Corp.	3,693,094	203,600,272
Packaging Corp. of America	1,131,849	254,813,165
Metals and mining 1.8%
Commercial Metals Company	2,662,433	132,056,677
Freeport-McMoRan, Inc.	3,424,561	130,407,283
Reliance, Inc.	516,280	139,013,553
Real estate 7.9%		1,770,001,215
Industrial REITs 0.9%
EastGroup Properties, Inc.	764,659	122,720,123
Rexford Industrial Realty, Inc.	2,261,059	87,412,541
Residential REITs 2.2%
Equity LifeStyle Properties, Inc.	2,148,158	143,067,323
Equity Residential	2,120,514	152,168,085
Essex Property Trust, Inc.	419,734	119,808,873
Invitation Homes, Inc.	2,516,824	80,462,863
Retail REITs 2.4%
Regency Centers Corp.	2,886,230	213,378,984
Simon Property Group, Inc.	1,810,198	311,734,198
Specialized REITs 2.4%
Extra Space Storage, Inc.	1,055,561	157,911,926
Lamar Advertising Company, Class A	1,699,935	206,950,087
VICI Properties, Inc.	5,970,086	174,386,212
Utilities 5.1%		1,133,268,259
Electric utilities 2.9%
American Electric Power Company, Inc.	885,051	81,628,254
Entergy Corp.	2,297,461	174,193,493
FirstEnergy Corp.	4,988,805	198,454,663
NRG Energy, Inc.	760,749	68,634,775
OGE Energy Corp.	3,046,294	125,659,628
Multi-utilities 2.2%
CenterPoint Energy, Inc.	7,307,158	231,856,123
DTE Energy Company	2,093,924	252,841,323

	Yield (%)	Shares	Value
Short-term investments 2.4%			$539,152,637
(Cost $539,152,637)
Short-term funds 2.4%			539,152,637
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4156(C)	539,152,637	539,152,637

Total investments (Cost $16,400,725,120) 99.9%	$22,368,326,967
Other assets and liabilities, net 0.1%	22,127,397
Total net assets 100.0%	$22,390,454,364

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$2,289,707	$128,500,843	$(130,797,337)	$6,157	$630	—	—	—
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended December 31, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A	8,959,251	$101,740,744	$26,869,599	$(1,581,165)	$134,732	$(26,282,744)	—	—	$100,881,166
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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